FINANCIAL RISK MANAGEMENT FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets:
Current Assets	$ 2,276	$ 1,512	$ 1,632
Non-Current Assets	34,304	27,965	19,643
Total assets	36,580	29,477	21,275
Liabilities:
Current Liabilities	2,417	1,564	1,515
Non-Current Liabilities	19,495	14,439	10,116
Total liabilities	21,912	16,003	11,631
Non-controlling interest—in operating subsidiaries and preferred unitholders	8,239	6,470	3,146
Non-controlling interest—Redeemable Partnership Units held by Brookfield	1,823	2,012	1,860
Non-controlling interest, Exchange LP units, equity	71	0
Net investment attributable to limited partners and general partner	4,535	4,992	4,638
USD
Assets:
Current Assets	695	358	849
Non-Current Assets	5,237	4,400	3,744
Total assets	5,932	4,758	4,593
Liabilities:
Current Liabilities	1,031	641	833
Non-Current Liabilities	3,836	3,093	1,636
Total liabilities	4,867	3,734	2,469
Non-controlling interest—in operating subsidiaries and preferred unitholders	1,261	602	919
Non-controlling interest—Redeemable Partnership Units held by Brookfield	(55)	(50)	344
Non-controlling interest, Exchange LP units, equity	(4)
Net investment attributable to limited partners and general partner	(137)	472	861
AUD
Assets:
Current Assets	245	276	214
Non-Current Assets	5,303	5,770	5,542
Total assets	5,548	6,046	5,756
Liabilities:
Current Liabilities	316	227	206
Non-Current Liabilities	3,628	3,983	3,764
Total liabilities	3,944	4,210	3,970
Non-controlling interest—in operating subsidiaries and preferred unitholders	372	417	370
Non-controlling interest—Redeemable Partnership Units held by Brookfield	349	407	405
Non-controlling interest, Exchange LP units, equity	14
Net investment attributable to limited partners and general partner	869	1,012	1,011
GBP
Assets:
Current Assets	185	151	127
Non-Current Assets	4,708	4,431	3,739
Total assets	4,893	4,582	3,866
Liabilities:
Current Liabilities	320	414	262
Non-Current Liabilities	2,798	2,614	2,243
Total liabilities	3,118	3,028	2,505
Non-controlling interest—in operating subsidiaries and preferred unitholders	442	396	333
Non-controlling interest—Redeemable Partnership Units held by Brookfield	378	332	294
Non-controlling interest, Exchange LP units, equity	15
Net investment attributable to limited partners and general partner	940	826	734
BRL
Assets:
Current Assets	310	322	42
Non-Current Assets	6,828	8,184	1,895
Total assets	7,138	8,506	1,937
Liabilities:
Current Liabilities	106	73	23
Non-Current Liabilities	3,185	2,015	0
Total liabilities	3,291	2,088	23
Non-controlling interest—in operating subsidiaries and preferred unitholders	1,540	3,082	189
Non-controlling interest—Redeemable Partnership Units held by Brookfield	654	959	493
Non-controlling interest, Exchange LP units, equity	25
Net investment attributable to limited partners and general partner	1,628	2,377	1,232
CLP
Assets:
Current Assets	82	85	102
Non-Current Assets	940	1,117	1,070
Total assets	1,022	1,202	1,172
Liabilities:
Current Liabilities	60	59	50
Non-Current Liabilities	861	989	941
Total liabilities	921	1,048	991
Non-controlling interest—in operating subsidiaries and preferred unitholders	43	75	89
Non-controlling interest—Redeemable Partnership Units held by Brookfield	16	23	26
Non-controlling interest, Exchange LP units, equity	1
Net investment attributable to limited partners and general partner	41	56	66
CAD
Assets:
Current Assets	258	78	18
Non-Current Assets	6,206	814	677
Total assets	6,464	892	695
Liabilities:
Current Liabilities	187	55	35
Non-Current Liabilities	3,093	443	309
Total liabilities	3,280	498	344
Non-controlling interest—in operating subsidiaries and preferred unitholders	2,766	891	261
Non-controlling interest—Redeemable Partnership Units held by Brookfield	119	28	26
Non-controlling interest, Exchange LP units, equity	5
Net investment attributable to limited partners and general partner	294	(525)	64
EUR
Assets:
Current Assets	0	0	0
Non-Current Assets	861	836	718
Total assets	861	836	718
Liabilities:
Current Liabilities	0	0	0
Non-Current Liabilities	0	0	0
Total liabilities	0	0	0
Non-controlling interest—in operating subsidiaries and preferred unitholders	0	0	0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	244	240	206
Non-controlling interest, Exchange LP units, equity	10
Net investment attributable to limited partners and general partner	607	596	512
COP
Assets:
Current Assets	279	68	55
Non-Current Assets	1,857	764	700
Total assets	2,136	832	755
Liabilities:
Current Liabilities	262	26	27
Non-Current Liabilities	772	438	369
Total liabilities	1,034	464	396
Non-controlling interest—in operating subsidiaries and preferred unitholders	964	302	294
Non-controlling interest—Redeemable Partnership Units held by Brookfield	39	19	19
Non-controlling interest, Exchange LP units, equity	2
Net investment attributable to limited partners and general partner	97	47	46
PEN
Assets:
Current Assets	104	100	127
Non-Current Assets	1,308	1,356	1,260
Total assets	1,412	1,456	1,387
Liabilities:
Current Liabilities	20	18	27
Non-Current Liabilities	654	673	636
Total liabilities	674	691	663
Non-controlling interest—in operating subsidiaries and preferred unitholders	622	644	610
Non-controlling interest—Redeemable Partnership Units held by Brookfield	33	35	33
Non-controlling interest, Exchange LP units, equity	1
Net investment attributable to limited partners and general partner	82	86	81
INR
Assets:
Current Assets	90	57	52
Non-Current Assets	976	256	265
Total assets	1,066	313	317
Liabilities:
Current Liabilities	65	30	36
Non-Current Liabilities	668	185	186
Total liabilities	733	215	222
Non-controlling interest—in operating subsidiaries and preferred unitholders	229	60	58
Non-controlling interest—Redeemable Partnership Units held by Brookfield	29	11	11
Non-controlling interest, Exchange LP units, equity	1
Net investment attributable to limited partners and general partner	74	27	26
NZD & Other
Assets:
Current Assets	28	17	46
Non-Current Assets	80	37	33
Total assets	108	54	79
Liabilities:
Current Liabilities	50	21	16
Non-Current Liabilities	0	6	32
Total liabilities	50	27	48
Non-controlling interest—in operating subsidiaries and preferred unitholders	0	1	23
Non-controlling interest—Redeemable Partnership Units held by Brookfield	17	8	3
Non-controlling interest, Exchange LP units, equity	1
Net investment attributable to limited partners and general partner	$ 40	$ 18	$ 5